Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000228894
Shareholder Report [Line Items]
Fund Name	One Global ETF
Trading Symbol	FFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 102,796,722
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 582,426
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,796,722 Number of Portfolio Holdings90 Advisory Fee (net of recoupments)$582,426 Portfolio Turnover72%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communication Services	1.0%
Real Estate	1.1%
Materials	1.4%
Energy	1.5%
Utilities	1.8%
Consumer Staples	4.4%
Communications	8.6%
Financials	10.7%
Health Care	11.3%
Consumer Discretionary	13.1%
Industrials	16.9%
Technology	27.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.2%
Amazon.com, Inc.	4.6%
Apple, Inc.	4.4%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Microsoft Corporation	2.3%
BWX Technologies, Inc.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
BAE Systems plc	1.4%
Halozyme Therapeutics, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000233373
Shareholder Report [Line Items]
Fund Name	The Future Fund Long/Short ETF
Trading Symbol	FFLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund/the-future-fund-long-short-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$205	2.04%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.04%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,618,125
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 228,601
InvestmentCompanyPortfolioTurnover	283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$42,618,125 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$228,601 Portfolio Turnover283%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	160.5%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Financials	1.7%
Consumer Staples	1.8%
Real Estate	2.8%
Communications	11.8%
Health Care	12.8%
Consumer Discretionary	14.1%
Industrials	22.3%
Technology	24.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
Amazon.com, Inc.	5.4%
Palo Alto Networks, Inc.	4.6%
Alphabet, Inc., Class A	4.2%
Halozyme Therapeutics, Inc.	3.5%
AeroVironment, Inc.	3.4%
Edwards Lifesciences Corporation	3.2%
Block, Inc.	3.1%
Broadcom, Inc.	2.9%
Equinix, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.